FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of reconciliation of all assets and liabilities measured at fair value using Level 3 significant unobservable inputs

		Preferred Stock	Derivative Asset
	Preferred Stock	Tranche	Conversion
	Tranche Asset	Liability	Feature
Balance at January 1, 2020	$12,527,000	$(604,000)	$—
Change in fair value	(12,527,000)	604,000	—
Balance at December 31, 2020	—	—	—
Addition	—	—	350,000
Change in fair value	—	—	—
Balance at December 31, 2021	$—	$—	$350,000